Debt securities	12 Months Ended
Dec. 31, 2023
Disclosure Of Debt Instruments [Abstract]
Debt securities	Debt securities
a) Detail
The detail, by classification, type and currency, of Debt securities in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Classification
Financial assets held for trading	62,124	41,403	26,750
Non-trading financial assets mandatorily at fair value through profit or loss	860	1,134	957
Financial assets designated at fair value through profit or loss	3,095	2,542	2,516
Financial assets designated at fair value through other comprehensive income	73,565	75,083	97,922
Financial assets at amortised cost	103,559	73,554	35,708
	243,203	193,716	163,853
Type
Spanish government debt securities	40,321	26,876	20,638
Foreign government debt securities	145,732	121,018	102,976
Issued by financial institutions	14,681	10,176	12,324
Other fixed-income securities	42,294	35,468	27,850
Impaired financial assets	461	404	280
Impairment losses	(286)	(226)	(215)
	243,203	193,716	163,853
Currency
Euro	90,857	63,903	45,197
Pound sterling	9,284	6,732	6,304
US dollar	38,161	37,749	34,229
Brazilian real	46,190	35,841	35,907
Other currencies	58,997	49,717	42,431
Debt securities excluding impairment adjustments	243,489	193,942	164,068
Impairment losses	(286)	(226)	(215)
	243,203	193,716	163,853
The increase in the year of the debt securities portfolio under the heading 'Financial assets at fair value with changes in other comprehensive income' is mainly due to the increase in exposure in sovereign debt portfolio.
Likewise, the increase in the debt securities portfolio under the heading 'Financial assets at amortized cost' is due to the continuation of the strategy started in the previous year in which two new business models were created for the optimization of excess liquidity and the management of the maturity of the balance sheet credit and deposit portfolios.
At 31 December 2023, 2022 and 2021 the gross exposure by impairment stage of the book assets amounted to EUR 176,697 million, EUR 148,384 million and EUR 133,437 million in stage 1; EUR 203 million, EUR 75 million and EUR 128 million in stage 2, and EUR 461 million, EUR 404 million and EUR 280 million in stage 3, respectively.
In addition, at 31 December 2023, the Group had EUR 49 million of exposure in assets purchased with impairments, which correspond mainly to the business combinations carried out by the Group with any additional impairment signs.
b) Breakdown
The breakdown, by origin of the issuer, of debt securities at 31 December 2023, 2022 and 2021, net of impairment losses, is as follows:

EUR million
	2023				2022				2021
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	2,525	40,321	42,846	17.62%	1,015	26,876	27,891	14.40%	3,773	20,638	24,411	14.90%
United Kingdom	2,816	4,748	7,564	3.11%	2,545	3,013	5,558	2.87%	3,334	2,097	5,431	3.31%
Portugal	2,826	4,815	7,641	3.14%	2,572	3,603	6,175	3.19%	3,008	3,845	6,853	4.18%
Italy	2,968	12,945	15,913	6.54%	1,948	8,329	10,277	5.31%	1,215	1,531	2,746	1.68%
Ireland	5,632	11	5,643	2.32%	6,141	11	6,152	3.18%	4,759	52	4,811	2.94%
Poland	2,937	12,482	15,419	6.34%	2,830	9,443	12,273	6.34%	2,848	12,727	15,575	9.51%
Other European countries	9,797	15,495	25,292	10.40%	8,161	9,655	17,816	9.20%	8,922	3,422	12,344	7.53%
United States	8,959	22,992	31,951	13.14%	8,950	22,318	31,268	16.14%	5,634	21,465	27,099	16.54%
Brazil	13,551	32,342	45,893	18.87%	9,201	28,191	37,392	19.30%	5,446	29,251	34,697	21.18%
Mexico	1,969	20,738	22,707	9.34%	481	17,578	18,059	9.32%	517	14,572	15,089	9.21%
Chile	49	11,995	12,044	4.95%	28	10,009	10,037	5.18%	51	9,467	9,518	5.81%
Other American countries	2,315	2,546	4,861	2.00%	1,560	5,960	7,520	3.88%	655	2,128	2,783	1.70%
Rest of the world	806	4,623	5,429	2.23%	390	2,908	3,298	1.70%	77	2,419	2,496	1.52%
	57,150	186,053	243,203	100%	45,822	147,894	193,716	100%	40,239	123,614	163,853	100%
The detail, by issuer rating, of Debt securities at 31 December 2023, 2022 and 2021 is as follows:

EUR million
	2023				2022				2021
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	15,152	7,887	23,039	9.47%	13,481	5,494	18,975	9.80%	15,956	1,773	17,729	10.82%
AA	15,142	36,704	51,846	21.32%	9,542	30,502	40,044	20.67%	2,005	26,355	28,360	17.31%
A	11,175	68,112	79,287	32.60%	10,058	48,341	58,399	30.15%	8,594	44,359	52,953	32.32%
BBB	7,749	39,173	46,922	19.29%	5,181	29,900	35,081	18.11%	5,234	20,304	25,538	15.59%
Below BBB	4,654	34,177	38,831	15.97%	2,974	33,657	36,631	18.91%	3,584	30,823	34,407	21.00%
Unrated	3,278	—	3,278	1.35%	4,586	—	4,586	2.37%	4,866	—	4,866	2.97%
	57,150	186,053	243,203	100%	45,822	147,894	193,716	100%	40,239	123,614	163,853	100%
During 2023, 2022 and 2021, the distribution of the exposure by rating level of the previous table has not been affected by ratings reviews of the sovereign issuers.

The detail, by type of financial instrument, of private fixed-income securities at 31 December 2023, 2022 and 2021, net of impairment losses, is as follows:

EUR million
	2023	2022	2021
Securitised mortgage bonds	9,310	9,222	5,806
Other asset-backed bonds	10,243	7,120	6,304
Floating rate debt	15,376	12,397	8,081
Fixed rate debt	22,221	17,083	20,048
Total	57,150	45,822	40,239
c) Impairment losses
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2023	2022	2021
Balance at beginning of year	226	215	284
Net impairment losses for the yearA	24	16	28
Of which:
Impairment losses charged to income	36	30	49
Impairment losses reversed with a credit to income	(12)	(14)	(21)
Exchange differences and other items	36	(5)	(97)
Balance at end of year	286	226	215
Of which:
By geographical location of risk:
European Union	22	26	25
Latin America	264	200	190
A.Of the EUR 24 million corresponding to net provisions for the year ended 31 December 2023 (EUR 16 million and EUR 28 million at 31 December 2022 and 2021, respectively), EUR 23 million relates to financial assets at amortized cost (EUR 17 million and EUR 31 million at 31 December 2022 and 2021, respectively) and EUR 1 million relates to financial assets designated at fair value through other comprehensive income (EUR -1 million and EUR -3 million at 31 December 2022 and 2021, respectively).
At 31 December 2023, 2022 and 2021 the loan loss provision by impairment stage of the assets accounted for under IFRS9 amounted to EUR 30 million, EUR 25 million and EUR 26 million in stage 1, EUR 8 million, EUR 2 million and EUR 8 million in stage 2, and EUR 248 million, EUR 199 million and EUR 181 million in stage 3, respectively.